Share Capital, Warrants and Other Capital	12 Months Ended
Dec. 31, 2020
Share Capital Warrants And Other Capital
Share Capital, Warrants and Other Capital
20.	Share capital, warrants and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market. Additionally, 2,608,696 investor warrants were issued at an exercise price of $1.20 per common share and 243,478 broker warrants were issued at an exercise price of $1.62 per common share (note 18(a)). The net cash proceeds to the Company from the offering totaled $3,900. The gross proceeds of $4,500 was allocated as $2,325 to warrant liability based on the ascribed fair value (note 18) and the remaining gross proceeds of $2,174 were allocated to share capital. The transaction costs of $600 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $311 allocated to the warrant liability were recorded as expense in the consolidated statements of comprehensive loss.

During the second quarter of 2020, directors who were no longer on the Board redeemed their DSUs in full whereby 111,300 common shares were issued and $313 was reclassified from other capital to share capital at that time.

On July 7, 2020, the Company closed a public offering of 26,666,666 units at a price of $0.45 per unit, for net cash proceeds to the Company of $10,596. Each unit contained one common share (or common share equivalent in lieu thereof) and one investor warrant to purchase one common share. In total, 26,666,666 common shares, 26,666,666 investor warrants at an exercise price of $0.45 per share expiring July 7, 2025 and 1,866,667 placement agent warrants with an exercise price of $0.5625 per share, expiring July 1, 2025 were issued. As these warrants were registered and can be settled for a fixed number of the Company’s underlying common shares, the warrants meet the requirements of the fixed-for-fixed rule and have been classified as equity.

Because the warrants were classified as equity, the gross proceeds of $12,000 were allocated as $6,308 to share capital and $5,691 to warrants based on their relative fair values. The transaction costs of $1,420 were reduced from share capital and warrants in the amounts of $754 and $666, respectively, and charged to share issuance costs and classified as equity. The values ascribed to the share capital and warrants were recorded within equity, net of the allocated transaction costs.

On August 5, 2020, the Company closed a securities purchase agreement of 12,427,876 common shares at a purchase price of $0.56325 per common share. The offering resulted in gross proceeds of $7,000. Concurrently, the Company issued to the purchasers unregistered warrants to purchase up to an aggregate of 9,320,907 common shares. The warrants are exercisable for a period of five and one-half years, exercisable immediately following the issuance date and have an exercise price of $0.47 per common share. In addition, the Company issued unregistered warrants to the placement agent to purchase up to an aggregate of 869,952 common shares, with an exercise price of $0.7040625 per share and an expiration date of August 3, 2025. The gross proceeds of $7,000 was allocated as $3,944 to warrant liability based on the ascribed fair value (note 18) and the remaining gross proceeds of $3,056 were allocated to share capital. The transaction costs of $748 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs of $327. The transaction costs of $421 allocated to the warrant liability were recorded as expense in the consolidated statements of comprehensive loss.

2019

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $795) of its common shares in a registered direct offering and warrants with a cashless exercise feature (see note 18) to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. The gross proceeds of $4,988 was allocated as $3,457 to warrants based on the ascribed fair value (note 18) and the remaining gross proceeds of $1,531 were allocated to share capital. The transaction costs of $795 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $550 allocated to the warrant liability were recorded as expense in the consolidated statements of comprehensive loss.

In April 2019, there were 87,850 stock options, 23,000 deferred share units and 87,700 warrants exercised for gross proceeds of $314 with 191,650 common shares issued. In September 2019, 53,000 deferred share units were exercised with 37,100 common shares being issued.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the board of directors and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Warrants

The following table summarizes the activity regarding warrants that were reclassified into equity:

	Year ended December 31, 2020			Year ended December 31, 2019
	Number	Weighted average exercise price
		(US$)	$	$
Balance – Beginning of year	—	—	—	Nil
Warrant liability reclassified to equity (note 18)	16,368,033	0.8556	7,377	Nil
Warrants issued as equity (July 2020)	28,533,333	0.4574	5,691	Nil
Balance – End of year	44,901,366	0.8556	13,068	Nil

Subsequent to December 31, 2020, warrant holders have exercised 34 million warrants for cash proceeds of approximately $20,000 (note 29).

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
July 2020 Investor Warrants	26,666,666	0.52	0.457	0.2879%	123.1048%	5	0.00%
July 2020 Placement Agent Warrants	1,866,667	0.52	0.5625	0.2879%	123.1048%	5	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan and stock option plans as other capital in its consolidated statements of changes in shareholders’ equity (deficiency) and as general and administrative expenses in its consolidated statements of comprehensive loss.

Long-term incentive plan

At the 2018 annual and special meeting of shareholders, the Company’s shareholders approved the adoption of the 2018 long-term incentive plan (the “LTIP”), which allows the Board of Directors to issue up to 11.4% of the total issued and outstanding common shares at any given time to eligible individuals at an exercise price to be determined by the Board of Directors at the time of the grant, subject to a ceiling, as stock options, stock appreciation rights, stock awards, stock units, performance shares, performance units, and other stock-based awards. This LTIP replaces the stock option plan (the “Stock Option Plan”) for its directors, senior executives, employees and other collaborators who provide services to the Company. The Company’s Board of Directors amended the Stock Option Plan on March 20, 2014 and the Company’s Shareholders approved, ratified and confirmed the Stock Option Plan on May 10, 2016. Options granted under the Stock Option Plan prior to the 2014 amendment expire after a maximum period of 10 years following the date of grant. Options granted after the 2014 amendment expire after a maximum period of seven years following the date of grant.

The Company settles stock options exercised through the issuance of new common shares as opposed to purchasing common shares on the market to settle stock option exercises.

As at December 31, 2020, the total compensation cost related to unvested U.S. dollar stock options not yet recognized amounted to $43 (2019 - $101). This amount is expected to be recognized over a weighted average period of 1.43 years (2019 - 1.21 years).

	Year ended December 31, 2020
	U.S.$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
	(Number)	(U.S.$)	(Number)	(Number)	(CAN$)
Balance – Beginning of year	741,116	3.61	212,000	441	912.00
Granted	180,000	0.37	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.56	—	—	—
Expired	(84,366)	2.14	—	(441)	912.00
Balance – End of year	506,400	1.44	173,000	—	—

	Year ended December 31, 2019
	U.S.$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of year	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13,39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of year	741,116	3.61	212,000	441	912.00

Fair value input assumptions for U.S. dollar stock option grants

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2020	2019
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	112.50%	110.02%
Risk-free annual interest rate	(c)	0.27%	1.86%
Expected life (years)	(d)	4.02	5.94
Weighted average share price		$0.37	$2.00
Weighted average exercise price		$0.37	$2.00
Weighted average grant date fair value		$0.27	$1.73

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.

	Options outstanding			Options exercisable
Range of U.S. dollar stock option exercise prices	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
0.37 to 0.87	305,000	6.53	0.57	41,671	5.95	0.87
0.88 to 1.79	35,000	5.86	1.03	11,667	5.86	1.03
1.80 to 3.14	85,000	4.21	2.08	68,334	3.87	2.62
3.15 to 1,044.00	81,400	2.70	4.18	81,400	2.70	4.18
	506,400	5.48	1.44	203,072	3.94	2.61